Concentrations - Schedule of Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Concentration of Accounts Receivable	13.00%	13.00%
Customer B [Member]
Concentration of Accounts Receivable	30.00%	11.00%
Customer C [Member]
Concentration of Accounts Receivable	20.00%	17.00%
Customer D [Member]
Concentration of Accounts Receivable	3.00%	11.00%
Customer E [Member]
Concentration of Accounts Receivable	0.00%	11.00%
Customer F [Member]
Concentration of Accounts Receivable	0.00%	11.00%